Income Taxes - Additional Information (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Line Items]
Provision or benefit from income taxes	$ 3,000	$ (209,000)	$ (26,000)	$ (174,000)	$ (136,000)	$ 141,000	$ 0
Increase in valuation primarily due to operation losses					20,600,000	16,900,000	$ 20,700,000
Net operating loss carryforwards					$ 328,200,000	307,300,000
Percentage of net operating loss utilized to offset taxable income					80.00%
Net operating loss and tax credit carryforwards					$ 58,400,000	21,900,000
Unrecognized Tax Benefits					$ 0	0
Earliest Tax Year
Income Taxes [Line Items]
Net operating loss carryforwards, expiration year					2033
Tax credit carryforwards, expiration year					2033
U.S
Income Taxes [Line Items]
Tax credit carryforwards					$ 21,900,000	18,600,000
State
Income Taxes [Line Items]
Tax credit carryforwards					1,600,000	1,000,000
Foreign subsidiaries
Income Taxes [Line Items]
Provision or benefit from income taxes					$ 100,000	$ 100,000